Janus Government Money Market Fund | Class D Shares
FUND SUMMARY Janus Government Money Market Fund
INVESTMENT OBJECTIVES
Janus Government Money Market Fund seeks capital preservation and liquidity with current income as a secondary objective.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Janus Government Money Market Fund Class D Shares Class D
Operating Expenses Column [Text]	Class D
Management Fees	0.20%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	0.68%

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Government Money Market Fund Class D Shares Class D	Class D Shares	69	218	379	847

PRINCIPAL INVESTMENT STRATEGIES
The Fund pursues its investment objectives by investing exclusively in obligations issued and/or guaranteed as to principal and interest by the United States Government or by its agencies and instrumentalities, and repurchase agreements secured by such obligations. Although U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are not issued by, and may not be guaranteed by (i.e., backed by the full faith and credit of), the United States Treasury. Some government agency and instrumentality securities not backed by the full faith and credit of the United States are supported by the issuer’s ability to borrow from the U.S. Treasury, some are supported only by the credit of the issuer, and some are supported by the United States in some other way. For securities not backed by the full faith and credit of the U.S. Treasury, the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitment. The Fund’s investments in securities issued by U.S. Government agencies and instrumentalities may be significant.

The Fund will:
  invest in high quality, short-term money market instruments that present minimal credit risks, as determined by Janus Capital invest only in U.S. dollar-denominated instruments that have a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended)
  maintain a dollar-weighted average portfolio maturity of 60 days or less and maintain a dollar-weighted average portfolio life (portfolio maturity measured without reference to any maturity shortening provisions of adjustable rate securities by reference to their interest rate reset dates) of 120 days or less

PRINCIPAL INVESTMENT RISKS
Money Market Risk. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s Shares, or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00. If the value of Fund Shares were to fall below $1.00 per share, there is no guarantee that Janus Capital or its affiliates would protect the Fund or redeeming shareholders against any loss of principal.

Interest Rate Risk. Although the Fund seeks to invest only in high-quality, short-term money market instruments, there is a risk that the value of the securities it holds will fall as a result of the changes in interest rates. Rising interest rates could cause the value of the Fund’s investments to decline, and a decline in interest rates is likely to cause the Fund’s yield to decline. During periods of unusually low interest rates, the Fund’s yield may approach zero. Such low interest rate environments may prevent the Fund from providing a positive yield or could impair the Fund’s ability to maintain the value of your investment at $1.00 per share. Over time, the real value of the Fund’s yield may be eroded by inflation.

Credit Quality Risk. The value of the securities which the Fund holds may fall based on an issuer’s actual or perceived creditworthiness, or an issuer’s ability to meet its obligations (potentially even the U.S. Government). The credit quality of the Fund’s holdings can change rapidly in certain market environments and any downgrade or default of a portfolio security could cause the Fund’s yield to fall or cause the value of the Fund’s Shares to fall below $1.00 per share.

Liquidity Risk. The liquidity of the securities which the Fund holds may deteriorate rapidly due to credit events affecting one or more issuers or guarantors or due to general market conditions and a lack of willing buyers. In such cases, the Fund may have to accept a lower price or may be unable to sell a security. An inability to sell one or more securities may negatively affect the Fund’s ability to maintain a $1.00 share price or prevent the Fund from being able to take advantage of other investment opportunities. Additionally, adverse market conditions impacting the trading of the value of money market instruments and/or an unusually high volume of redemption requests could cause the Fund to be unable to pay redemption proceeds within a short period of time. If the Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s ability to maintain the value of your investment at $1.00 per share.

Market Risk. The Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. For capital preservation and liquidity, the Fund may have a greater concentration in short-term securities including, but not limited to, investing up to all of its assets in overnight securities, which may result in a reduction of the Fund’s yield.

Collateral Risk. With respect to collateral received in repurchase transactions or other investments, the Fund may have significant exposure to government agencies not secured by the full faith and credit of the United States. Such exposure, depending on market conditions, could have a negative impact on the Fund, including minimizing the value of any collateral.

Counterparty Risk. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Regulatory Risk. In July 2014, the Securities and Exchange Commission (“SEC”) adopted additional rules applicable to money market funds which are intended to address perceived systemic risks associated with money market funds and to improve transparency for money market fund investors. Funds which do not meet the definitions of a retail money market fund or government money market fund will be required to have a floating net asset value. The rules also contemplate the implementation of liquidity fees and redemption gates for non-government money market funds in times of market stress. The SEC also adopted additional diversification, stress testing, and disclosure measures. Additionally, the Financial Stability Oversight Council (“FSOC”), a board of U.S. regulators established by the Dodd-Frank Wall Street Reform and Consumer Protection Act, had proposed certain recommendations for money market fund reform. There can be no assurance that there will not be future FSOC action relating to money market funds. The ultimate impact of money market reform is uncertain, but changes may affect the Fund’s operations and/or the trading and value of money market instruments, which in turn could negatively affect the Fund’s yield and return potential.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class D Shares of the Fund commenced operations on February 16, 2010, as a result of the restructuring of Class J Shares, the predecessor share class. The performance shown for Class D Shares for periods prior to February 16, 2010, reflects the performance of the Fund’s former Class J Shares, calculated using the fees and expenses in effect during the periods shown, net of any applicable fee and expense limitations or waivers. If Class D Shares of the Fund had been available during periods prior to February 16, 2010, the performance shown may have been different. The performance shown for periods following the Fund’s commencement of Class D Shares reflects the fees and expenses of Class D Shares, net of any applicable fee and expense limitations or waivers.

The bar chart depicts the change in performance from year to year during the periods indicated. The table shows how the Fund’s returns over different periods average out. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/allfunds or by calling 1-800-525-3713.
Annual Total Returns for Class D Shares (calendar year-end)

Best Quarter: Fourth Quarter 2006 1.21% Worst Quarter: Third Quarter 2011 0.00%
The Fund’s year-to-date return as of the calendar quarter ended September 30, 2014 was 0.00%.
Average Annual Total Returns (periods ended 12/31/13)
Average Annual Total Returns	Column	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Janus Government Money Market Fund Class D Shares Class D Return Before Taxes	Class D Shares	Return Before Taxes	none	0.01%	1.45%	2.67%	Feb. 14, 1995

The 7-day yield on December 31, 2013 was 0.00% for Janus Government Money Market Fund.